Concentrations	12 Months Ended
Dec. 31, 2017
Concentrations [Abstract]
CONCENTRATIONS
20.	CONCENTRATIONS

Major Customers

For the years ended December 31, 2017, 2016, and 2015, approximately 56%, 94%, and 7% of the Company’s revenues from continuing operations were derived from two major customers. For the years ended December 31, 2016, and 2015, approximately 96%, and 61% of the Company’s total revenues from discontinued operations were derived from two major customers.

Major Suppliers

For the years ended December 31, 2017, 2016 and 2015, purchases from three major suppliers were approximately 65%, 98% and 87% of the total purchase from continuing operations, respectively. For the years ended December 31, 2016, and 2015, purchases from three major suppliers were approximately 94 % and 78% of the total purchase from discontinued operations, respectively.

Revenues by products

The following represents the revenues by product line, all derived from China:

	For the years ended December 31,
	2017	2016	2015
Products Line
Medical Devices	$827,032	$1,305,372	$1,500,957
Respiratory and Oxygen Homecare	-	5,956	20,573
Mobile Medicine (sleep apnea diagnostic products)	54,979	12,080,164	164,503
Total Revenues	882,011	13,391,492	1,686,033
Less: revenues from discontinued operations	-	(329,119)	(947,732)
Revenues from continuing operations	$882,011	$13,062,373	$738,301